Goodwill And Other Intangible Assets (Schedule Of Acquired Finite-Lived Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 738,965	¥ 913,416
Accumulated amortization	398,069	373,762
Patents And Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	301,614	451,868
Accumulated amortization	106,291	97,450
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	321,623	298,328
Accumulated amortization	255,040	229,132
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	115,728	163,220
Accumulated amortization	¥ 36,738	¥ 47,180